UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer         John H. Beers, Esq.
         Counsel and Secretary for Registrant     Vice President and Counsel
           Phoenix Life Insurance Company      Phoenix Life Insurance Company
                 One American Row                     One American Row
              Hartford, CT 06103-2899             Hartford, CT 06103-2899
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------
                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX EQUITY TRUST
GLOSSARY
MARCH 31, 2007 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

NVDR (NON-VOTING DEPOSITARY RECEIPT)
Trading instruments issued in place of stocks by the Stock Exchange of Thailand in order to simulate foreign investment in Thai companies. NVDR holders receive all financial benefits as a company's ordinary shareholders - dividends, right issues, or warrants - except voting rights.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Mid-Cap Value Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  -------------

DOMESTIC COMMON STOCKS--75.9%


AEROSPACE & DEFENSE--1.3%
Raytheon Co.                                          219,200    $ 11,499,232

APPAREL RETAIL--8.5%
Foot Locker, Inc.                                   1,770,200      41,688,210
Limited Brands, Inc.                                1,229,400      32,038,164
                                                                -------------
                                                                   73,726,374
                                                                -------------

AUTO PARTS & EQUIPMENT--1.9%
Lear Corp.(b)                                         451,300      16,476,963

BUILDING PRODUCTS--3.3%
American Standard Cos., Inc.                          534,600      28,344,492

DEPARTMENT STORES--3.8%
Penney (J.C.) Co., Inc.                               401,500      32,987,240

DIVERSIFIED CHEMICALS--1.7%
Hercules, Inc.(b)                                     763,300      14,914,882

ELECTRIC UTILITIES--3.6%
Duke Energy Corp.                                   1,542,484      31,297,000

ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
Thomas & Betts Corp.(b)                               341,000      16,647,620

ENVIRONMENTAL & FACILITIES SERVICES--5.5%
Allied Waste Industries, Inc.(b)                    1,835,850      23,113,352
Waste Management, Inc.                                710,400      24,444,864
                                                                -------------
                                                                   47,558,216
                                                                -------------

FOOD RETAIL--3.0%
Safeway, Inc.                                         695,200      25,472,128

GAS UTILITIES--1.5%
ONEOK, Inc.                                           295,900      13,315,500

GENERAL MERCHANDISE STORES--1.6%
Big Lots, Inc.(b)                                     446,500      13,966,520

HOME IMPROVEMENT RETAIL--2.5%
Home Depot, Inc. (The)                                588,000      21,603,120

HOUSEWARES & SPECIALTIES--3.9%
Fortune Brands, Inc.                                  422,000      33,262,040

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--4.2%
Dynegy, Inc. Class A(b)                             2,088,100      19,335,806


                                                     SHARES         VALUE
                                                  ------------  -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--(CONTINUED)

Mirant Corp.(b)                                       407,200   $  16,475,312
                                                                -------------
                                                                   35,811,118
                                                                -------------

METAL & GLASS CONTAINERS--5.8%
Ball Corp.                                            335,400      15,378,090
Crown Holdings, Inc.(b)                               649,300      15,881,878
Owens-Illinois, Inc.(b)                               713,250      18,380,453
                                                                -------------
                                                                   49,640,421
                                                                -------------

MULTI-UTILITIES--2.3%
Dominion Resources, Inc.                              219,900      19,520,523

OFFICE SERVICES & SUPPLIES--1.9%
ACCO Brands Corp.(b)                                  667,232      16,073,619

OIL & GAS STORAGE & TRANSPORTATION--4.9%
Spectra Energy Corp.                                1,607,342      42,224,874

PACKAGED FOODS & MEATS--5.3%
Del Monte Foods Co.                                 1,677,900      19,262,292
Sara Lee Corp.                                      1,562,200      26,432,424
                                                                -------------
                                                                   45,694,716
                                                                -------------

PAPER PACKAGING--1.7%
Packaging Corporation of America                      603,500      14,725,400

PROPERTY & CASUALTY INSURANCE--1.4%
Alleghany Corp.(b)                                     32,284      12,061,200

TRUCKING--4.4%
Con-Way, Inc.                                         186,000       9,270,240
Laidlaw International, Inc.                           837,900      28,991,340
                                                                -------------
                                                                   38,261,580
                                                                -------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $561,773,597)                                    655,084,778
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.5%


COMMODITY CHEMICALS--2.1%
NOVA Chemicals Corp. (United States)                  577,200      17,870,112

FOOD RETAIL--4.5%
Koninklijke Ahold NV Sponsored ADR (Netherlands)(b) 3,334,300      39,144,682

HEAVY ELECTRICAL EQUIPMENT--1.9%
ABB Ltd. Sponsored ADR (Switzerland)                  922,900      15,855,422

Phoenix Mid-Cap Value Fund
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $57,752,028)                    72,870,216
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--0.1%

                                                   PAR VALUE
                                                     (000)          VALUE
                                                  ------------  -------------

DIVERSIFIED BANKS--0.1%
FleetBoston Financial Corp. 3.85%, 2/15/08         $    1,000   $     987,662
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $988,173)                                            987,662
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--84.5%
(IDENTIFIED COST $620,513,798)                                    728,942,656
                                                                -------------

SHORT-TERM INVESTMENTS--14.7%


COMMERCIAL PAPER(d)--14.7%
Abbott Laboratories 5.25%, 4/13/07                 $    5,000   $   4,991,250
ABN Amro North America Finance, Inc. 5.20%,
  5/29/07                                               3,925       3,892,117
Alpine Securitization Corp. 5.28%, 4/2/07               1,085       1,084,841
Alpine Securitization Corp. 5.28%, 4/18/07              5,000       4,987,533
AT&T, Inc. 5.40%, 4/2/07                                5,385       5,384,192
AT&T, Inc. 5.25%, 4/9/07                                5,000       4,994,167
Atlantic Industries 5.23%, 6/7/07                       2,464       2,440,016
Bank of America Corp. 5.24%, 4/2/07                     3,400       3,399,505
Bank of America Corp. 5.23%, 5/3/07                     1,350       1,343,724
CAFCO LLC 5.26%, 4/25/07                                4,500       4,484,220
CAFCO LLC 5.25%, 4/26/07                                1,000         996,354
Chariot Funding LLC 5.27%, 4/24/07                      3,600       3,587,879
Chariot Funding LLC 5.21%, 6/5/07                         900         891,534
Ciesco LLC 5.25%, 4/5/07                                2,475       2,473,556
CIT Group Holdings 5.24%, 4/4/07                        3,500       3,498,472
CIT Group Holdings 5.25%, 4/23/07                         820         817,369
CIT Group Holdings 5.18%, 5/16/07                       1,500       1,490,287
Danske Corp. 5.24%, 4/10/07                             6,290       6,281,760
Danske Corp. 5.26%, 4/27/07                             2,985       2,973,660
Gemini Securitization LLC 5.265%, 4/5/07                3,585       3,582,903
George Street Finance LLC 5.29%, 4/12/07                  293         292,526
George Street Finance LLC 5.27%, 4/16/07                2,800       2,793,852
George Street Finance LLC 5.28%, 4/23/07                6,725       6,703,301


                                                   PAR VALUE
                                                     (000)          VALUE
                                                  ------------  -------------

COMMERCIAL PAPER--(CONTINUED)
Goldman Sachs Group, Inc. 5.27%, 4/3/07            $    3,000   $   2,999,122
Honeywell International 5.27%, 4/9/07                   5,675       5,668,354
International Lease Finance Corp. 5.25%, 4/18/07        5,000       4,987,604
Lockhart Funding LLC 5.27%, 4/11/07                     5,051       5,043,606
Lockhart Funding LLC 5.25%, 4/27/07                     2,500       2,490,521
Lockhart Funding LLC 5.25%, 5/14/07                     1,770       1,758,901
Old Line Funding Corp. 5.25%, 4/3/07                    2,141       2,140,375
Old Line Funding Corp. 5.26%, 4/17/07                   5,000       4,988,311
Private Export Funding Corp. 5.25%, 4/19/07             5,000       4,986,875
Ranger Funding Co. LLC 5.27%, 4/12/07                   5,000       4,991,949
Sysco Corp. 5.28%, 4/3/07                               5,480       5,478,392
UBS Finance Delaware LLC 5.25%, 5/2/07                  4,000       3,981,917
UBS Finance Delaware LLC 5.23%, 6/6/07                  2,300       2,277,947
UBS Finance Delaware LLC 5.21%, 7/2/07                  1,725       1,702,033
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $126,880,925)                                    126,880,925
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $747,394,723)                                    855,823,581(a)

Other assets and liabilities, net--0.8%                             7,239,642
                                                                -------------
NET ASSETS--100.0%                                              $ 863,063,223
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $109,930,924 and gross depreciation of $1,600,676 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $747,495,626.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Value Opportunities Fund (Formerly Phoenix Pathfinder Fund)

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  -------------
DOMESTIC COMMON STOCKS--90.5%

AEROSPACE & DEFENSE--0.6%
Northrop Grumman Corp.                                  3,100   $     230,082

AIRLINES--1.2%
AMR Corp.(b)                                            6,500         197,925
US Airways Group, Inc.(b)                               6,000         272,880
                                                                -------------
                                                                      470,805
                                                                -------------


APPLICATION SOFTWARE--0.3%
ANSYS, Inc.(b)                                          2,600         132,002

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Ameriprise Financial, Inc.                             13,200         754,248

BIOTECHNOLOGY--0.3%
OSI Pharmaceuticals, Inc.(b)                            4,100         135,300

BROADCASTING & CABLE TV--0.5%
DIRECTV Group, Inc. (The)(b)                            8,800         203,016

BUILDING PRODUCTS--0.0%
PW Eagle, Inc.                                            100           3,304

COMMODITY CHEMICALS--0.0%
Lyondell Chemical Co.                                     600          17,982

COMPUTER HARDWARE--4.0%
Hewlett-Packard Co.                                    15,500         622,170
International Business Machines Corp.                  10,200         961,452
                                                                -------------
                                                                    1,583,622
                                                                -------------


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Cummins, Inc.                                             800         115,776
FreightCar America, Inc.                                  100           4,817
                                                                -------------
                                                                      120,593
                                                                -------------


DATA PROCESSING & OUTSOURCED SERVICES--0.5%
MasterCard, Inc. Class A                                1,700         180,608

DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                                 3,600         117,828

DIVERSIFIED BANKS--0.3%
Wells Fargo & Co.                                       3,900         134,277

ELECTRIC UTILITIES--2.8%
FirstEnergy Corp.                                      16,881       1,118,197


                                                     SHARES         VALUE
                                                  ------------  -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.2%
CF Industries Holdings, Inc.                           22,500   $     867,375

FOOD RETAIL--3.3%
Kroger Co.                                             43,700       1,234,525
Safeway, Inc.                                           1,800          65,952
                                                                -------------
                                                                    1,300,477
                                                                -------------


GENERAL MERCHANDISE STORES--4.7%
Big Lots, Inc.(b)                                      23,800         744,464
Dollar Tree Stores, Inc.(b)                            28,900       1,105,136
                                                                -------------
                                                                    1,849,600
                                                                -------------

HEALTH CARE DISTRIBUTORS--1.0%
AmerisourceBergen Corp.                                 7,200         379,800

HOME IMPROVEMENT RETAIL--1.7%
Lowe's Cos., Inc.                                      21,400         673,886

HOMEBUILDING--0.7%
NVR, Inc.(b)                                              400         266,000

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
COMSYS IT Partners, Inc.(b)                             1,800          35,820

HYPERMARKETS & SUPER CENTERS--1.9%
Wal-Mart Stores, Inc.                                  15,800         741,810

INDUSTRIAL CONGLOMERATES--0.2%
General Electric Co.                                    2,600          91,936

INDUSTRIAL MACHINERY--1.1%
Danaher Corp.                                           4,700         335,815
Parker Hannifin Corp.                                     900          77,679
                                                                -------------
                                                                      413,494
                                                                -------------

INTEGRATED OIL & GAS--9.8%
ConocoPhillips                                         20,300       1,387,505
Exxon Mobil Corp.                                      17,060       1,287,177
Marathon Oil Corp.                                     11,900       1,176,077
                                                                -------------
                                                                    3,850,759
                                                                -------------


INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T, Inc.                                              6,200         244,466
Embarq Corp.                                            4,300         242,305
Qwest Communications International, Inc.(b)            60,400         542,996
                                                                -------------
                                                                    1,029,767
                                                                -------------

Phoenix Value Opportunities Fund (Formerly Phoenix Pathfinder Fund)

                                                     SHARES         VALUE
                                                  ------------  -------------

INTERNET RETAIL--0.7%
Expedia, Inc.(b)                                       11,700   $     271,206

INVESTMENT BANKING & BROKERAGE--6.1%
Goldman Sachs Group, Inc. (The)                         4,400         909,172
Lehman Brothers Holdings, Inc.                         14,100         987,987
Morgan Stanley                                          6,300         496,188
                                                                -------------
                                                                    2,393,347
                                                                -------------


LIFE & HEALTH INSURANCE--0.5%
MetLife, Inc.                                           2,572         162,422
Nationwide Financial Services, Inc. Class A               300          16,158
                                                                -------------
                                                                      178,580
                                                                -------------

MANAGED HEALTH CARE--2.1%
WellPoint, Inc.(b)                                     10,100         819,110

MOVIES & ENTERTAINMENT--0.3%
Marvel Entertainment, Inc.(b)                           4,300         119,325

MULTI-LINE INSURANCE--5.1%
American International Group, Inc.                        900          60,498
Assurant, Inc.                                          3,100         166,253
Genworth Financial, Inc. Class A                       29,200       1,020,248
Hartford Financial Services Group, Inc. (The)           8,154         779,359
                                                                -------------
                                                                    2,026,358
                                                                -------------


OIL & GAS REFINING & MARKETING--6.8%
Tesoro Corp.                                           13,100       1,315,633
Valero Energy Corp.                                    21,200       1,367,188
                                                                -------------
                                                                    2,682,821
                                                                -------------


OTHER DIVERSIFIED FINANCIAL SERVICES--8.5%
Bank of America Corp.                                   5,500         280,610
Citigroup, Inc.                                        27,200       1,396,448
JPMorgan Chase & Co.                                   34,900       1,688,462
                                                                -------------
                                                                    3,365,520
                                                                -------------


PAPER PRODUCTS--1.6%
International Paper Co.                                17,000         618,800

PHARMACEUTICALS--6.5%
Alpharma, Inc. Class A                                    800          19,264
King Pharmaceuticals, Inc.(b)                          10,000         196,700
Merck & Co., Inc.                                      12,400         547,708
Pfizer, Inc.                                           71,300       1,801,038
                                                                -------------
                                                                    2,564,710
                                                                -------------


PROPERTY & CASUALTY INSURANCE--1.4%
Axis Capital Holdings Ltd.                              2,074          70,226
Berkley (W.R.) Corp.                                      100           3,312
Chubb Corp. (The)                                       3,900         201,513

                                                     SHARES         VALUE
                                                  ------------  -------------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
CNA Financial Corp.(b)                                  1,000   $      43,090
Travelers Cos., Inc. (The)                              4,500         232,965
                                                                -------------
                                                                      551,106
                                                                -------------


REGIONAL BANKS--2.5%
Regions Financial Corp.                                25,800         912,546
SunTrust Banks, Inc.                                    1,100          91,344
                                                                -------------
                                                                    1,003,890
                                                                -------------

RESTAURANTS--0.1%
Papa John's International, Inc.(b)                      1,199          35,251

SPECIALIZED CONSUMER SERVICES--0.8%
Jackson Hewitt Tax Service, Inc.                          200           6,436
Service Corporation International                      26,100         309,546
                                                                -------------
                                                                      315,982
                                                                -------------

STEEL--3.1%
Chaparral Steel Co.                                     2,100         122,157
United States Steel Corp.                              11,000       1,090,870
                                                                -------------
                                                                    1,213,027
                                                                -------------

THRIFTS & MORTGAGE FINANCE--1.1%
Fannie Mae                                                400          21,832
FirstFed Financial Corp.(b)                             3,700         210,271
PMI Group, Inc. (The)                                   4,300         194,446
                                                                -------------
                                                                      426,549
                                                                -------------

TOBACCO--0.3%
Loews Corp. - Carolina Group                            1,400         105,854

TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals, Inc.(b)                                 4,800         132,000

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                     8,300         157,368
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $33,016,459)                                      35,683,392
-----------------------------------------------------------------------------

FOREIGN COMMON STOCK(c)--3.0%


IT CONSULTING & OTHER SERVICES--1.2%
Accenture Ltd. Class A (United States)                 12,209         470,535

PROPERTY & CASUALTY INSURANCE--1.6%
ACE Ltd. (United States)                               10,714         611,341
XL Capital Ltd. Class A (United States)                   384          26,864
                                                                -------------
                                                                      638,205
                                                                -------------

REINSURANCE--0.2%
PartnerRe Ltd. (United States)                            888          60,864

Phoenix Value Opportunities Fund (Formerly Phoenix Pathfinder Fund)
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK
(IDENTIFIED COST $1,145,326)                                        1,169,604
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.5%
(IDENTIFIED COST $34,161,785)                                      36,852,996
                                                                -------------

                                                   PAR VALUE
                                                     (000)          VALUE
                                                  ------------  -------------

SHORT-TERM INVESTMENTS--1.7%


COMMERCIAL PAPER(d)--1.7%
AT&T, Inc. 5.40%, 4/2/07                           $      665   $     664,800
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $664,800)                                            664,800
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--95.2%
(IDENTIFIED COST $34,826,585)                                      37,517,796(a)

Other assets and liabilities, net--4.8%                             1,911,736
                                                                -------------
NET ASSETS--100.0%                                              $  39,429,532
                                                                =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,128,530 and gross depreciation of $437,319 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $34,826,585.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Worldwide Strategies Fund


                           SCHEDULE OF INVESTMENTS
                                MARCH 31, 2007
                                 (UNAUDITED)



                                                      SHARES         VALUE
                                                  ------------  -------------

DOMESTIC COMMON STOCKS--39.6%


UNITED STATES--39.6%
3M Co. (Industrial Conglomerates)                         890   $      68,023
Aetna, Inc. (Managed Health Care)                       5,930         259,675
AFLAC, Inc. (Life & Health Insurance)                   3,860         181,652
Agilent Technologies, Inc. (Electronic Equipment
  Manufacturers)(b)                                     3,270         110,166
Allstate Corp. (The) (Property & Casualty
  Insurance)                                           10,280         617,417
Altria Group, Inc. (Tobacco)                            1,400         122,934
American Express Co. (Consumer Finance)                 6,230         351,372
American Home Mortgage Investment Corp.
  (Mortgage REITs)(d)                                   1,880          50,741
American International Group, Inc. (Multi-line
  Insurance)                                            9,800         658,756
Amgen, Inc. (Biotechnology)(b)                          1,180          65,938
Amkor Technology, Inc. (Semiconductors)(b)(d)           2,810          35,069
AMR Corp. (Airlines)(b)(d)                              2,530          77,039
Anheuser-Busch Cos., Inc. (Brewers)                     5,640         284,594
AON Corp. (Insurance Brokers)                           2,180          82,753
Applied Materials, Inc. (Semiconductor
  Equipment)(d)                                         6,660         122,011
Archstone-Smith Trust (Residential REITs)               1,280          69,478
Arrow Electronics, Inc. (Technology
  Distributors)(b)                                      2,180          82,295
AT&T, Inc. (Integrated Telecommunication
  Services)                                            30,469       1,201,373
Atmel Corp. (Semiconductors)(b)                         8,030          40,391
Automatic Data Processing, Inc. (Data
  Processing & Outsourced Services)                     4,910         237,644
Avaya, Inc. (Communications Equipment)(b)               4,960          58,578
Bank of America Corp. (Other Diversified
  Financial Services)                                  30,370       1,549,477
Bank of Hawaii Corp. (Regional Banks)(d)                1,680          89,090
Bank of New York Co., Inc. (The) (Asset
  Management & Custody Banks)                           5,150         208,833
Baxter International, Inc. (Health Care
  Equipment)                                            4,950         260,717
Becton, Dickinson & Co. (Health Care
  Equipment)                                            5,050         388,294
Biogen Idec, Inc. (Biotechnology)(b)                    2,970         131,809
BMC Software, Inc. (Systems Software)(b)                2,870          88,367


                                                     SHARES         VALUE
                                                  ------------  -------------


UNITED STATES--(CONTINUED)
Boeing Co. (The) (Aerospace & Defense)                  1,510   $     134,254
Burlington Northern Santa Fe Corp. (Railroads)          2,130         171,316
Campbell Soup Co. (Packaged Foods & Meats)              4,550         177,223
Cardinal Health, Inc. (Health Care Distributors)        4,880         355,996
CBS Corp. Class B (Broadcasting & Cable TV)(d)         14,790         452,426
Cephalon, Inc. (Biotechnology)(b)(d)                    2,770         197,252
Chaparral Steel Co. (Steel)                               890          51,771
CheckFree Corp. (Data Processing &
  Outsourced Services)(b)(d)                            1,850          68,617
Chevron Corp. (Integrated Oil & Gas)                    7,920         585,763
Chubb Corp. (The) (Property & Casualty
  Insurance)                                            1,900          98,173
CIGNA Corp. (Managed Health Care)                       1,280         182,605
Cisco Systems, Inc. (Communications
  Equipment)(b)                                        33,040         843,511
Citigroup, Inc. (Other Diversified Financial
  Services)                                            14,500         744,430
Citizens Communications Co. (Integrated
  Telecommunication Services)                          13,880         207,506
Clorox Co. (The) (Household Products)                   4,610         293,611
Coca-Cola Co. (The) (Soft Drinks)                       7,220         346,560
Colgate-Palmolive Co. (Household Products)              1,180          78,812
Comerica, Inc. (Diversified Banks)                      1,980         117,058
Computer Sciences Corp. (Data Processing &
  Outsourced Services)(b)(d)                              790          41,183
ConAgra Foods, Inc. (Packaged Foods & Meats)            6,930         172,626
ConocoPhillips (Integrated Oil & Gas)                   4,260         291,171
Constellation Energy Group, Inc. (Independent
  Power Producers & Energy Traders)                     3,070         266,936
Continental Airlines, Inc. Class B (Airlines)(b)(d)     1,100          40,029
Covanta Holding Corp. (Environmental &
  Facilities Services)(b)                               1,480          32,826
Dell, Inc. (Computer Hardware)(b)                      11,970         277,824
Donnelley (R.R.) & Sons Co. (Commercial
  Printing)                                             4,050         148,190
Dover Corp. (Industrial Machinery)                      1,180          57,596
Dow Chemical Co. (The) (Diversified Chemicals)          4,150         190,319
Dun & Bradstreet Corp. (Diversified Commercial
  & Professional Services)                              1,380         125,856
Eaton Corp. (Industrial Machinery)                      4,350         363,486
eBay, Inc. (Internet Software & Services)(b)            6,740         223,431

Phoenix Worldwide Strategies Fund

                                                     SHARES         VALUE
                                                  ------------  -------------

UNITED STATES--(CONTINUED)
Electronic Data Systems Corp. (Data Processing &
  Outsourced Services)                                  7,560   $     209,261
EMC Corp. (Computer Storage & Peripherals)(b)           7,920         109,692
Emerson Electric Co. (Electrical Components &
  Equipment)                                            9,100         392,119
Emulex Corp. (Computer Storage &
  Peripherals)(b)                                       5,050          92,365
Endo Pharmaceuticals Holdings, Inc.
  (Pharmaceuticals)(b)                                  2,670          78,498
ENSCO International, Inc. (Oil & Gas Drilling)(d)         870          47,328
Expedia, Inc. (Internet Retail)(b)(d)                   3,860          89,475
Exxon Mobil Corp. (Integrated Oil & Gas)               30,810       2,324,614
Family Dollar Stores, Inc. (General Merchandise
  Stores)(d)                                            3,390         100,412
Federated Department Stores, Inc. (Department
  Stores)                                               8,500         382,925
Federated Investors, Inc. Class B (Asset
  Management & Custody Banks)(d)                        2,770         101,714
FedEx Corp. (Air Freight & Logistics)                   1,180         126,767
FelCor Lodging Trust, Inc. (Specialized REITs)          4,730         122,838
Fiserv, Inc. (Data Processing & Outsourced
  Services)(b)                                          4,250         225,505
Forest Laboratories, Inc. (Pharmaceuticals)(b)(d)       3,660         188,270
Franklin Resources, Inc. (Asset Management &
  Custody Banks)                                        1,580         190,911
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia) (Diversified Metals & Mining)             3,070         203,203
Gap, Inc. (The) (Apparel Retail)                        8,900         153,169
General Dynamics Corp. (Aerospace & Defense)            1,480         113,072
General Electric Co. (Industrial Conglomerates)        21,070         745,035
General Mills, Inc. (Packaged Foods & Meats)            3,950         229,969
General Motors Corp. (Automobile
  Manufacturers)(d)                                     5,630         172,503
Grey Wolf, Inc. (Oil & Gas Drilling)(b)                16,130         108,071
Halliburton Co. (Oil & Gas Equipment &
  Services)                                             8,270         262,490
Harley-Davidson, Inc. (Motorcycle
  Manufacturers)                                          790          46,413
Harris Corp. (Communications Equipment)(d)              1,680          85,596
Hartford Financial Services Group, Inc. (The)
  (Multi-line Insurance)                                  600          57,348
Heinz (H.J.) Co. (Packaged Foods & Meats)               4,250         200,260
Hewlett-Packard Co. (Computer Hardware)                17,310         694,823
Honeywell International, Inc. (Aerospace &
  Defense)                                              5,440         250,566
IAC/InterActiveCorp. (Internet Retail)(b)(d)            3,170         119,541


                                                     SHARES         VALUE
                                                  ------------  -------------

UNITED STATES--(CONTINUED)
Integrated Device Technology, Inc.
  (Semiconductors)(b)                                   7,020   $     108,248
Intel Corp. (Semiconductors)                           11,770         225,160
International Business Machines Corp.
  (Computer Hardware)                                  10,690       1,007,639
Investment Technology Group, Inc. (Investment
  Banking & Brokerage)(b)                                 730          28,616
Johnson & Johnson (Pharmaceuticals)                    17,010       1,025,023
JPMorgan Chase & Co. (Other Diversified
  Financial Services)                                  21,470       1,038,719
KeyCorp (Regional Banks)                                3,950         148,007
Kimberly-Clark Corp. (Household Products)               5,930         406,146
Kroger Co. (Food Retail)                                5,730         161,873
Lam Research Corp. (Semiconductor
  Equipment)(b)                                         1,480          70,063
Lauder (Estee) Cos., Inc. (The) Class A
  (Personal Products)(d)                                5,440         265,744
Lear Corp. (Auto Parts & Equipment)(b)                  1,700          62,067
Lexmark International, Inc. Class A (Computer
  Storage & Peripherals)(b)(d)                          1,480          86,521
Lincoln National Corp. (Life & Health Insurance)        4,950         335,560
Lockheed Martin Corp. (Aerospace & Defense)             3,860         374,497
Loews Corp. - Carolina Group (Tobacco)                  4,650         351,586
LSI Corp. (Semiconductors)(b)(d)                        6,620          69,113
Marathon Oil Corp. (Integrated Oil & Gas)               1,380         136,385
Masco Corp. (Building Products)                         5,150         141,110
Mattel, Inc. (Leisure Products)(d)                      2,560          70,579
McDonald's Corp. (Restaurants)                         11,670         525,733
McKesson Corp. (Health Care Distributors)               5,050         295,627
Medco Health Solutions, Inc. (Health Care
  Services)(b)(d)                                       1,420         102,993
Mellon Financial Corp. (Asset Management &
  Custody Banks)(d)                                     2,240          96,634
Merck & Co., Inc. (Pharmaceuticals)                     5,930         261,928
Merrill Lynch & Co., Inc. (Investment Banking &
  Brokerage)                                            7,520         614,158
MetLife, Inc. (Life & Health Insurance)                10,780         680,757
Microsoft Corp. (Systems Software)                     33,040         920,825
Mirant Corp. (Independent Power Producers &
  Energy Traders)(b)                                    1,580          63,927
Molson Coors Brewing Co. Class B (Brewers)              1,620         153,284
Morgan Stanley (Investment Banking &
  Brokerage)                                            3,070         241,793
Motorola, Inc. (Communications Equipment)              21,660         382,732
National Oilwell Varco, Inc. (Oil & Gas Equipment
  & Services)(b)                                        2,520         196,031

Phoenix Worldwide Strategies Fund
                                                     SHARES         VALUE
                                                  ------------  -------------

UNITED STATES--(CONTINUED)
NBTY, Inc. (Personal Products)(b)                       2,470   $     131,009
Newell Rubbermaid, Inc. (Housewares &
  Specialties)                                          7,420         230,688
Nike, Inc. Class B (Footwear)                           2,370         251,836
Norfolk Southern Corp. (Railroads)                      2,280         115,368
Northern Trust Corp. (Asset Management &
  Custody Banks)                                        1,980         119,077
Northrop Grumman Corp. (Aerospace &
  Defense)                                              2,570         190,745
Novellus Systems, Inc. (Semiconductor
  Equipment)(b)(d)                                      4,210         134,804
Nucor Corp. (Steel)                                     2,020         131,563
Occidental Petroleum Corp. (Integrated Oil &
  Gas)                                                 16,030         790,439
ON Semiconductor Corp. (Semiconductors)(b)(d)           5,360          47,811
Oracle Corp. (Systems Software)(b)                     17,790         322,533
PACCAR, Inc. (Construction & Farm Machinery
  & Heavy Trucks)(d)                                    2,050         150,470
Parker Hannifin Corp. (Industrial Machinery)            1,610         138,959
Penney (J.C.) Co., Inc. (Department Stores)(d)          4,850         398,476
Pepsi Bottling Group, Inc. (The) (Soft Drinks)          6,430         205,053
Pfizer, Inc. (Pharmaceuticals)                         37,490         946,997
PG&E Corp. (Multi-Utilities)(d)                         2,650         127,916
Philadelphia Consolidated Holding Co. (Property
  & Casualty Insurance)(b)                                790          34,752
Piper Jaffray Cos. (Investment Banking &
  Brokerage)(b)                                           830          51,410
PPG Industries, Inc. (Diversified Chemicals)              600          42,186
Pride International, Inc. (Oil & Gas Drilling)(b)       2,470          74,347
Principal Financial Group, Inc. (The) (Life &
  Health Insurance)                                     4,330         259,237
Progressive Corp. (The) (Property & Casualty
  Insurance)                                            4,850         105,827
Prudential Financial, Inc. (Life & Health
  Insurance)                                            3,270         295,150
Qwest Communications International, Inc.
  (Integrated Telecommunication Services)(b)(d)        24,270         218,187
Raytheon Co. (Aerospace & Defense)(d)                   2,870         150,560
Regeneron Pharmaceuticals, Inc.
  (Biotechnology)(b)(d)                                 1,780          38,484
Rohm and Haas Co. (Specialty Chemicals)                 1,280          66,202
Sherwin-Williams Co. (The) (Home Improvement
  Retail)                                               5,540         365,862
Sprint Nextel Corp. (Wireless Telecommunication
  Services)(d)                                         13,250         251,220

                                                     SHARES         VALUE
                                                  ------------  -------------

UNITED STATES--(CONTINUED)
StanCorp Financial Group, Inc. (Life & Health
  Insurance)                                              700   $      34,419
Stanley Works (The) (Household Appliances)(d)           1,790          99,094
State Street Corp. (Asset Management &
  Custody Banks)                                        2,970         192,308
Sun Microsystems, Inc. (Computer Hardware)(b)(d)        8,410          50,544
SunTrust Banks, Inc. (Regional Banks)(d)                  790          65,602
Symantec Corp. (Systems Software)(b)                    1,880          32,524
Synovus Financial Corp. (Regional Banks)(d)             1,980          64,033
Teradyne, Inc. (Semiconductor Equipment)(b)             4,850          80,219
Texas Instruments, Inc. (Semiconductors)                9,600         288,960
Tidewater, Inc. (Oil & Gas Equipment &
  Services)(d)                                          2,280         133,562
Time Warner, Inc. (Movies & Entertainment)             11,900         234,668
TODCO (Oil & Gas Drilling)(b)                           2,670         107,681
Toro Co. (The) (Construction & Farm Machinery
  & Heavy Trucks)                                       2,180         111,703
Travelers Cos., Inc. (The) (Property & Casualty
  Insurance)                                            9,000         465,930
TXU Corp. (Independent Power Producers &
  Energy Traders)                                       2,250         144,225
United Parcel Service, Inc. Class B (Air Freight &
  Logistics)                                              790          55,379
United States Steel Corp. (Steel)                         500          49,585
United Technologies Corp. (Aerospace &
  Defense)                                             10,000         650,000
UnitedHealth Group, Inc. (Managed Health Care)          7,280         385,622
Unitrin, Inc. (Multi-line Insurance)                      600          28,242
US Airways Group, Inc. (Airlines)(b)                    1,810          82,319
Verizon Communications, Inc. (Integrated
  Telecommunication Services)                          16,620         630,230
VF Corp. (Apparel, Accessories & Luxury Goods)          1,580         130,540
Wachovia Corp. (Diversified Banks)                     11,100         611,055
Wal-Mart Stores, Inc. (Hypermarkets & Super
  Centers)                                             10,910         512,224
Walt Disney Co. (The) (Movies & Entertainment)          4,950         170,429
WellPoint, Inc. (Managed Health Care)(b)                3,860         313,046
Wells Fargo & Co. (Diversified Banks)                  15,670         539,518
Whirlpool Corp. (Household Appliances)(d)                 790          67,079
Wyeth (Pharmaceuticals)                                 2,620         131,079
Xerox Corp. (Office Electronics)(b)                     5,590          94,415
Yum! Brands, Inc. (Restaurants)                         3,760         217,178
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,601,430)                                      46,867,254
-----------------------------------------------------------------------------

Phoenix Worldwide Strategies Fund
                                                     SHARES         VALUE
                                                  ------------  -------------
FOREIGN COMMON STOCK(c)--58.6%


AUSTRALIA--2.6%
Leighton Holdings Ltd. (Construction &
  Engineering)(d)                                      14,575   $     395,289
Orica Ltd. (Diversified Chemicals)                     11,390         233,617
Oxiana Ltd. (Diversified Metals & Mining)(d)           19,030          43,266
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(d)                                        41,313       1,054,268
Rio Tinto Ltd. (Diversified Metals & Mining)(d)        10,874         693,383
Sally Malay Mining Ltd. (Diversified Metals &
  Mining)(b)(d)                                        12,686          40,441
Santos Ltd. (Oil & Gas Exploration & Production)       34,331         281,939
Tattersall's Ltd. (Casinos & Gaming)                   39,531         164,721
Woodside Petroleum Ltd. (Oil & Gas Exploration
  & Production)                                         5,264         168,192
                                                                -------------
                                                                    3,075,116
                                                                -------------

AUSTRIA--0.4%
Osterreichische Luftverkehrs AG (Airlines)(b)           1,158          16,722
Telekom Austria AG (Integrated
  Telecommunication Services)                           6,700         167,457
Voestalpine AG (Steel)                                  4,084         296,239
                                                                -------------
                                                                      480,418
                                                                -------------

BELGIUM--1.4%
Belgacom SA (Integrated Telecommunication
  Services)                                             4,000         177,667
Colruyt SA (Food Retail)                                  187          42,794
Delhaize Group (Food Retail)                            4,333         398,287
Dexia SA (Diversified Banks)                           16,994         507,148
Fortis BB (Other Diversified Financial Services)        6,387         291,710
InBev N.V. (Brewers)                                    2,973         214,658
                                                                -------------
                                                                    1,632,264
                                                                -------------

CANADA--0.8%
Canadian Imperial Bank of Commerce
  (Diversified Banks)                                   2,635         228,580
IPSCO, Inc. (Steel)                                     1,106         145,327
Jean Coutu Group (PJC), Inc. Class A (Drug
  Retail)                                                 600           7,494
LionOre Mining International, Ltd. (Diversified
  Metals & Mining)(b)                                   6,200         103,217
Methanex Corp. (Commodity Chemicals)                    3,500          78,155
Teck Cominco Ltd. Class B (Gold)                        5,288         368,030
                                                                -------------
                                                                      930,803
                                                                -------------

                                                     SHARES         VALUE
                                                  ------------  -------------
CHINA--0.4%
CG Technologies Holdings Ltd. (Commodity
  Chemicals)                                           34,000   $      17,368
China Mobile Ltd. (Wireless Telecommunication
  Services)                                            51,000         463,755
                                                                -------------
                                                                      481,123
                                                                -------------

FINLAND--0.2%
Metso Oyj (Industrial Machinery)                        4,031         212,968
Ramirent Oyj (Consumer Finance)                           298          23,885
                                                                -------------
                                                                      236,853
                                                                -------------

FRANCE--7.3%
Air France - KLM (Airlines)(d)                         24,851       1,133,680
Alstom (Heavy Electrical Equipment)(b)(d)               1,976         256,440
AXA SA (Multi-line Insurance)(d)                        7,889         334,487
BNP Paribas SA (Diversified Banks)(d)                  12,824       1,339,463
Bouygues SA (Wireless Telecommunication
  Services)(d)                                          7,506         580,053
Capgemini SA (IT Consulting & Other Services)(d)        9,892         753,076
Carrefour SA (Hypermarkets & Super Centers)(d)          5,900         431,511
Compagnie Generale des Etablissements
  Michelin Class B (Tires & Rubber)(d)                  2,669         294,749
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury Goods)(d)              3,204         355,458
Publicis Groupe (Advertising)                           6,416         309,919
Societe Generale (Diversified Banks)(d)                 7,581       1,310,135
Technip SA (Oil & Gas Equipment & Services)(d)          4,870         357,286
Total SA (Integrated Oil & Gas)(d)                     12,500         875,813
Vivendi Universal SA (Movies & Entertainment)(d)        6,800         276,328
                                                                -------------
                                                                    8,608,398
                                                                -------------

GERMANY--5.5%
Allianz AG Registered Shares (Multi-line
  Insurance)                                            5,215       1,070,810
Beiersdorf AG (Personal Products)(d)                    2,136         145,664
Commerzbank AG (Diversified Banks)(d)                   9,434         417,390
DaimlerChrysler AG (Automobile
  Manufacturers)(d)                                     5,900         483,923
Deutsche Lufthansa AG Registered Shares
  (Airlines)(d)                                        41,132       1,117,052
E.ON AG (Electric Utilities)                            4,290         580,069
Fresenius Medical Care AG & Co KGaA (Health
  Care Services)(d)                                     2,200         320,100
GEA Group AG (Industrial Machinery)                     6,832         189,101
Heidelberger Druckmaschinen AG (Industrial
  Machinery)                                            1,385          63,460
KarstadtQuelle AG (Department Stores)(b)                5,400         199,094

Phoenix Worldwide Strategies Fund
                                                     SHARES         VALUE
                                                  ------------  -------------
GERMANY--(CONTINUED)
MAN AG (Industrial Machinery)(d)                        3,161   $     367,789
Metro AG (Hypermarkets & Super Centers)                 5,900         417,798
MTU Aero Engines Holdings AG (Aerospace &
  Defense)                                                909          54,388
Salzgitter AG (Steel)                                   4,873         711,626
Siemens AG (Industrial Conglomerates)                   1,900         203,099
ThyssenKrupp AG (Steel)                                 4,696         232,357
                                                                -------------
                                                                    6,573,720
                                                                -------------


GREECE--0.2%
Alpha Bank AE (Diversified Banks)                       7,740         245,045

HONG KONG--1.7%
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                            40,000         506,303
Guangdong Investments Ltd. (Industrial
  Conglomerates)                                      592,000         315,945
Hang Lung Properties Ltd. (Real Estate
  Management & Development)                            95,000         265,662
Solomon Systech International Ltd.
  (Semiconductors)                                    426,000          67,061
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                            30,000         347,092
Television Broadcasts Ltd. (Broadcasting &
  Cable TV)                                            39,000         243,828
VTech Holdings Ltd. (Communications
  Equipment)                                           38,907         280,593
                                                                -------------
                                                                    2,026,484
                                                                -------------


ITALY--1.7%
Banca Popolare dell'Emilia Romagna Scrl
  (Regional Banks)                                      1,113          28,546
Enel S.p.A. (Electric Utilities)                      105,794       1,132,008
ENI S.p.A. (Integrated Oil & Gas)                      14,800         481,609
UniCredito Italiano S.p.A. (Diversified Banks)         34,900         332,175
                                                                -------------
                                                                    1,974,338
                                                                -------------

JAPAN--12.0%
ABILIT Corp. (Leisure Products)(d)                      4,500          26,158
AEON Co. Ltd. (Hypermarkets & Super Centers)            9,400         187,458
Alpine Electronics, Inc. (Consumer Electronics)(d)      1,800          32,383
Aozora Bank Ltd. (Diversified Banks)                   37,000         134,072
Bank of Yokohama Ltd. (The) (Regional Banks)           35,000         261,074
Brother Industries Ltd. (Office Electronics)           17,000         230,244
Canon, Inc. (Office Electronics)                        2,200         118,177
Central Japan Railway Co. (Railroads)                      41         466,225
Cosmos Initia Co, Ltd. (Real Estate Management
  & Development)                                        3,000          21,767


                                                     SHARES         VALUE
                                                  ------------  -------------


JAPAN--(CONTINUED)
Daiwa House Industry Co. Ltd. (Homebuilding)(d)        16,000   $     262,458
Diamond Lease Co. Ltd. (Consumer Finance)(d)            1,100          54,981
East Japan Railway Co. (Railroads)(d)                      52         405,092
FANUC Ltd. (Industrial Machinery)(d)                    3,600         335,132
FUJIFILM Holdings Corp. (Photographic
  Products)                                             8,200         335,404
Fujikura Ltd. (Electrical Components &
  Equipment)(d)                                        31,000         218,610
Fujitsu Ltd. (Computer Hardware)(d)                    51,000         339,740
Haseko Corp. (Homebuilding)(b)(d)                      42,000         153,259
Hudson Soft Co. Ltd. (Leisure Products)(b)              2,000          32,077
Inpex Holdings, Inc. (Oil & Gas Exploration &
  Production)                                               7          60,591
JFE Holdings, Inc. (Steel)(d)                           2,100         124,211
Kanto Auto Works Ltd. (Auto Parts & Equipment)          1,700          21,567
Kao Corp. (Household Products)(d)                      17,000         497,709
KDDI Corp. (Wireless Telecommunication
  Services)                                                 4          31,942
Keyence Corp. (Electronic Equipment
  Manufacturers)(d)                                     1,100         248,209
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(d)                                     15,500         326,205
Leopalace21 Corp. (Real Estate Management &
  Development)                                         12,000         397,149
Marudai Food Co. Ltd (Packaged Foods &
  Meats)                                                6,000          21,385
Mazda Motor Corp. (Automobile Manufacturers)(d)         6,000          33,198
Meiji Dairies Corp. (Packaged Foods & Meats)            5,000          39,248
Mitsubishi Chemical Holdings Corp. (Diversified
  Chemicals)(d)                                        10,000          85,115
Mitsubishi Electric Corp. (Heavy Electrical
  Equipment)                                           33,000         339,969
Mitsubishi UFJ Financial Group, Inc. (Diversified
  Banks)                                                   28         316,022
Mitsui & Co. Ltd. (Trading Companies &
  Distributors)(d)                                     23,000         429,396
Mitsui Chemicals, Inc. (Commodity Chemicals)(d)        11,000          96,147
Mitsui Fudosan Co. Ltd. (Real Estate
  Management & Development)                            12,000         352,342
Mori Seiki Co. Ltd. (Industrial Machinery)(d)           7,200         171,385
Murata Manufacturing Co. Ltd. (Electronic
  Equipment Manufacturers)(d)                           3,700         270,027
NGK Insulators Ltd. (Industrial Machinery)(d)          13,000         268,075
NGK Spark Plug Co. (Auto Parts & Equipment)(d)          5,000          93,559
Nihon Dempa Kogyo Co. Ltd. (Electronic
  Equipment Manufacturers)(d)                             500          24,610

Phoenix Worldwide Strategies Fund
                                                     SHARES         VALUE
                                                  ------------  -------------
JAPAN--(CONTINUED)
Nikon Corp. (Photographic Products)(d)                  5,000   $     105,440
Nippon Mining Holdings, Inc. (Oil & Gas Refining
  & Marketing)                                          7,000          60,412
Nippon Oil Corp. (Oil & Gas Refining &
  Marketing)(d)                                        19,000         154,141
Nissan Motor Co. Ltd. (Automobile
  Manufacturers)(d)                                    47,500         509,101
Nissin Kogyo Co. Ltd. (Auto Parts & Equipment)         19,200         470,876
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                           16,100         335,417
NTT Data Corp (IT Consulting & Other
  Services)(d)                                             42         213,493
OMRON Corp. (Electronic Equipment
  Manufacturers)(d)                                    10,700         287,839
Pacific Management Corp. (Real Estate
  Management & Development)                                84         183,910
Seiko Corp. (Apparel, Accessories & Luxury
  Goods)(d)                                             6,000          37,169
Sony Corp. (Consumer Electronics)                       9,900         503,233
Sumco Corp. (Semiconductors)(d)                         8,000         332,654
Sumitomo Metal Industries Ltd. (Steel)(d)              64,000         330,754
Sumitomo Metal Mining Co. Ltd. (Diversified
  Metals & Mining)(d)                                  40,000         772,234
Sumitomo Trust & Banking Co. Ltd. (The)
  (Diversified Banks)(d)                               30,000         312,882
Suzuki Motor Corp. (Automobile Manufacturers)(d)        4,000         103,870
Taihei Kogyo Co. Ltd. (Construction &
  Engineering)(d)                                      10,000          54,990
Tokyo Electric Power Co., Inc. (The) (Electric
  Utilities)(d)                                        11,500         393,287
Tokyo Tekko Co. Ltd (Steel)                             3,000          23,600
Toyo Suisan Kaisha, Ltd. (Packaged Foods & Meats)       1,000          19,688
Toyota Boshoku Corp. (Auto Parts & Equipment)          12,500         295,952
West Japan Railway Co. (Railroads)                          1           4,616
Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)       26,000         728,106
Yamato Kogyo Co. Ltd. (Steel)(d)                        5,500         172,692
                                                                -------------
                                                                   14,268,728
                                                                -------------

NETHERLANDS--3.3%
Akzo Nobel N.V. (Diversified Chemicals)                 4,496         341,439
Arcelor Mittal N.V. (Steel)(d)                          7,279         386,708
ASML Holding N.V. (Semiconductor
  Equipment)(b)                                        13,800         340,857

                                                     SHARES         VALUE
                                                  ------------  -------------
NETHERLANDS--(CONTINUED)
ING Groep N.V. (Other Diversified Financial
  Services)(d)                                         47,993   $   2,029,119
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunication Services)(d)                       17,439         271,629
Koninklijke Ahold N.V. (Food Retail)(b)                23,785         278,014
Unilever N.V. - CVA (Packaged Foods & Meats)              244           7,106
Wolters Kluwer N.V. (Publishing)                       10,100         303,031
                                                                -------------
                                                                    3,957,903
                                                                -------------

NORWAY--0.5%
Cermaq ASA (Agricultural Products)                      1,500          28,133
Orkla ASA (Industrial Conglomerates)                      420          29,609
Petroleum Geo-Services ASA (Oil & Gas
  Equipment & Services)(b)                              1,850          48,317
Statoil ASA (Integrated Oil & Gas)(d)                  13,427         365,590
Tandberg ASA (Communications Equipment)(d)              3,400          71,040
                                                                -------------
                                                                      542,689
                                                                -------------

RUSSIA--0.6%
LUKOIL Sponsored ADR (Integrated Oil & Gas)             7,759         670,378

SINGAPORE--0.8%
CapitaLand Ltd. (Real Estate Management &
  Development)(d)                                     117,000         616,946
Rotary Engineering Ltd. (Construction &
  Engineering)                                         25,000          15,325
SembCorp Industries Ltd. (Industrial
  Conglomerates)                                       32,000         107,570
United Overseas Bank Ltd. (Diversified Banks)          16,000         221,468
                                                                -------------
                                                                      961,309
                                                                -------------


SOUTH KOREA--1.3%
Hanwha Chem Corp. (Diversified Chemicals)               3,950          61,509
Hynix Semiconductor, Inc. (Semiconductors)(b)          12,570         432,895
Hyundai Heavy Industries Co. Ltd. (Construction &
  Farm Machinery & Heavy Trucks)                          301          60,149
Hyundai Mipo Dockyard. Co. Ltd. (Construction &
  Farm Machinery & Heavy Trucks)                          195          35,961
KT Corp. (Integrated Telecommunication
  Services)                                            10,800         484,439
LG Telecom Ltd. (Communications Equipment)(b)           6,005          68,297
Samsung Electronics Co. Ltd. (Semiconductors)             546         326,741
SFA Engineering Corp. (Semiconductor
  Equipment)                                              905          33,668
Woori Finance Holdings Co., Ltd (Multi-Sector
Holdings)                                               1,730          41,834
                                                                -------------
                                                                    1,545,493
                                                                -------------

Phoenix Worldwide Strategies Fund
                                                     SHARES         VALUE
                                                  ------------  -------------
SPAIN--1.2%
Banco Bilbao Vizcaya Argentaria SA (Diversified
  Banks)(d)                                            41,522   $   1,019,483
Banco Santander Central Hispano SA
  (Diversified Banks)                                  20,399         364,059
Fomento de Construcciones y Contratas SA
  (Construction & Engineering)(d)                         559          57,461
                                                                -------------
                                                                    1,441,003
                                                                -------------


SWEDEN--0.7%
JM AB (Construction & Engineering)                      3,200         110,213
Skanska AB Class B (Construction & Engineering)         9,200         204,875
Swedbank AB Class A (Diversified Banks)                 6,834         239,290
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)(d)                        82,000         301,799
                                                                -------------
                                                                      856,177
                                                                -------------


SWITZERLAND--3.1%
Holcim Ltd. Registered Shares (Construction
  Materials)                                            3,300         330,502
Novartis AG Registered Shares
  (Pharmaceuticals)                                    12,100         694,046
Roche Holding AG Registered Shares
  (Pharmaceuticals)(d)                                  3,776         668,099
Swiss Life Holding Registered Shares (Life &
  Health Insurance)                                       795         199,543
Swisscom AG Registered Shares (Integrated
  Telecommunication Services)                              43          15,544
UBS AG Registered Shares (Diversified Capital
  Markets)                                              5,100         303,024
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                                4,936       1,424,764
                                                                -------------
                                                                    3,635,522
                                                                -------------


TAIWAN--0.6%
Chunghwa Telecom Co. Ltd. (Integrated
  Telecommunication Services)                          72,420         140,279
Powerchip Semiconductor Corp.
  (Semiconductors)                                    136,000          81,373
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)(d)                    44,326         476,507
                                                                -------------
                                                                      698,159
                                                                -------------

THAILAND--0.1%
Aromatics Thailand PCL (Fertilizers &
Agricultural Chemicals)                                14,400          17,686

                                                     SHARES         VALUE
                                                  ------------  -------------
THAILAND--(CONTINUED)
PTT Public Co. (Oil & Gas Refining & Marketing)         7,700          45,747
                                                                -------------
                                                                       63,433
                                                                -------------

TURKEY--0.3%
KOC Holding AS (Automobile Manufacturers)               4,286          19,398
Tupras-Turkiye Petro Rafinerileri A.S. (Oil & Gas
  Refining & Marketing)                                 6,335         141,081
Turkcell Iletisim Hizmetleri A.S. ADR (Wireless
  Telecommunication Services)(d)                       17,300         229,225
                                                                -------------
                                                                      389,704
                                                                -------------

UNITED KINGDOM--9.5%
Antofagasta plc (Diversified Metals & Mining)         116,291       1,184,833
AstraZeneca plc (Pharmaceuticals)                      27,426       1,475,543
Aviva plc (Multi-line Insurance)                       20,300         299,005
BAE Systems plc (Aerospace & Defense)                  41,000         371,136
Barclays plc (Diversified Banks)                       28,600         405,781
BHP Billiton plc (Diversified Metals & Mining)         10,569         235,643
British Airways plc (Airlines)(b)                      45,172         432,013
British American Tobacco plc (Tobacco)                 17,393         543,863
British Sky Broadcasting Group plc (Broadcasting
  & Cable TV)                                          30,210         335,290
BT Group plc (Integrated Telecommunication
  Services)                                             5,884          35,171
CSR plc (Semiconductors)(b)(d)                            751           9,621
Drax Group plc (Electric Utilities)                    14,697         227,612
Emap plc (Publishing)                                  18,583         276,641
GlaxoSmithKline plc (Pharmaceuticals)                  24,680         678,473
Legal & General Group plc (Life & Health
  Insurance)                                          172,300         539,105
Marks & Spencer Group plc (Department Stores)          62,188         827,876
Michael Page International plc (Human
  Resources & Employment Services)                     23,656         249,282
National Grid plc (Multi-Utilities)                    28,212         442,747
NETeller plc (Other Diversified Financial
  Services)(b)(d)(f)                                   15,300          34,624
Next plc (Department Stores)                            2,932         129,761
Reckitt Benckiser plc (Household Products)                972          50,611
Rolls-Royce Group plc (Aerospace & Defense)            39,297         382,206
Rolls-Royce Group plc Class B (Aerospace &
  Defense)                                          2,326,383           4,692
Royal Bank of Scotland Group plc (Diversified
  Banks)                                                6,528         254,867
Scottish & Newcastle plc (Brewers)                     23,430         277,331
Smiths Group plc (Industrial Conglomerates)            15,970         323,064
Sportingbet plc (Casinos & Gaming)(b)                   9,921          13,032
Tate & Lyle plc (Packaged Foods & Meats)                4,250          48,089

Phoenix Worldwide Strategies Fund
                                                     SHARES         VALUE
                                                  ------------  -------------
UNITED KINGDOM--(CONTINUED)
Vodafone Group plc (Wireless
  Telecommunication Services)                         281,765   $     751,307
Wolseley plc (Trading Companies & Distributors)         6,754         158,294
Yell Group plc (Publishing)                            16,700         196,521
                                                                -------------
                                                                   11,194,034
                                                                -------------


UNITED STATES--2.4%
AEGON N.V. (Life & Health Insurance)                    4,066          81,039
Ingersoll-Rand Co. Ltd. Class A (Industrial
  Machinery)                                           11,270         488,780
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)(g)                                         9,800         326,107
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)(d)(h)                                     52,411       1,743,315
Tyco International Ltd. (Industrial
  Conglomerates)                                        5,250         165,638
XL Capital Ltd. Class A (Property & Casualty
  Insurance)                                              590          41,276
                                                                -------------
                                                                    2,846,155
                                                                -------------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK
(IDENTIFIED COST $54,468,312)                                      69,335,249
-----------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS--0.5%


GERMANY--0.5%

Porsche AG Preferred 0.64% (Automobile
  Manufacturer                                            418         638,639
-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $461,212)                                            638,639
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $95,530,954)                                     116,841,142
                                                                -------------


SHORT-TERM INVESTMENTS--20.0%


MONEY MARKET MUTUAL FUNDS(e)--19.4%
State Street Navigator Prime Plus (5.326% seven
  day effective yield)                             22,965,302      22,965,302


                                                   PAR VALUE
                                                     (000)          VALUE
                                                  ------------  -------------

COMMERCIAL PAPER(i)--0.6%
UBS Finance Delaware LLC 5.30%, 4/2/07             $      750   $     749,889
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $23,715,191)                                      23,715,191
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--118.7%
(IDENTIFIED COST $119,246,145)                                    140,556,333(a)

Other assets and liabilities, net--(18.7)%                        (22,130,800)
                                                                  -----------

NET ASSETS--100.0%                                              $ 118,425,533
                                                                =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,710,846 and gross depreciation of $1,669,553 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $19,515,040.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2007, these securities amounted to a value of $34,624 or 0.0% of net assets.
(g) Shares traded on London Exchange.
(h) Shares traded on Amsterdam Exchange.
(i) The rate shown is the discount rate.

Phoenix Worldwide Strategies Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Advertising                                   0.3%
Aerospace & Defense                           2.3
Air Freight & Logistics                       0.1
Airlines                                      2.5
Apparel Retail                                0.1
Apparel, Accessories & Luxury
Goods                                         0.4
Asset Management & Custody
Banks                                         0.8
Auto Parts & Equipment                        0.8
Automobile Manufacturers                      1.7
Biotechnology                                 0.4
Brewers                                       0.8
Broadcasting & Cable TV                       0.9
Building Products                             0.1
Casinos & Gaming                              0.1
Commercial Printing                           0.1
Commodity Chemicals                           0.2
Communications Equipment                      1.8
Computer Hardware                             2.0
Computer Storage & Peripherals                0.2
Construction & Engineering                    0.7
Construction & Farm Machinery &
Heavy Trucks                                  0.6
Construction Materials                        0.3
Consumer Electronics                          0.5
Consumer Finance                              0.4
Data Processing & Outsourced Services         0.7
Department Stores                             1.7
Diversified Banks                             7.6
Diversified Capital Markets                   0.3
Diversified Chemicals                         0.8
Diversified Commercial &
Professional Services                         0.1
Diversified Metals & Mining                   2.8
Electric Utilities                            2.0
Electrical Components & Equipment             0.5
Electronic Equipment Manufacturers            0.8
Food Retail                                   0.7
Footwear                                      0.2
General Merchandise Stores                    0.1


Gold                                          0.3%
Health Care Distributors                      0.6
Health Care Equipment                         0.5
Health Care Services                          0.4
Heavy Electrical Equipment                    0.5
Home Improvement Retail                       0.3
Homebuilding                                  0.3
Household Appliances                          0.1
Household Products                            1.1
Housewares & Specialties                      0.2
Human Resources & Employment
Services                                      0.2
Hypermarkets & Super Centers                  1.3
IT Consulting & Other Services                0.8
Independent Power Producers &
Energy Traders                                0.4
Industrial Conglomerates                      1.7
Industrial Machinery                          2.3
Insurance Brokers                             0.1
Integrated Oil & Gas                          7.3
Integrated Telecommunication
Services                                      3.0
Internet Retail                               0.2
Internet Software & Services                  0.2
Investment Banking & Brokerage                1.1
Leisure Products                              0.1
Life & Health Insurance                       2.2
Managed Health Care                           1.0
Motorcycle Manufacturers                      0.7
Movies & Entertainment                        0.6
Multi-Utilities                               0.5
Multi-line Insurance                          3.3
Office Electronics                            0.4
Oil & Gas Drilling                            0.3
Oil & Gas Equipment & Services                0.8
Oil & Gas Exploration & Production            0.4
Oil & Gas Refining & Marketing                0.3
Other Diversified Financial Services          4.9
Packaged Foods & Meats                        0.8
Personal Products                             0.5
Pharmaceuticals                               5.3
Photographic Products                         0.4

Phoenix Worldwide Strategies Fund


Property & Casualty Insurance                 2.1
Publishing                                    0.7
Railroads                                     1.0
Real Estate Management &
Development                                   2.3
Regional Banks                                0.6
Residential REITs                             0.1
Restaurants                                   0.6
Semiconductor Equipment                       0.7
Semiconductors                                2.2
Soft Drinks                                   0.5
Specialized REITs                             0.1
Specialty Chemicals                           0.1
Steel                                         2.3
Systems Software                              1.2
Technology Distributors                       0.1
Tires & Rubber                                0.2
Tobacco                                       0.9
Trading Companies & Distributors              0.5
Wireless Telecommunication
Services                                      2.0
                                            -----
                                            100.0%
                                            =====

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Phoenix Equity Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


   A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

   B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

       Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


   D. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. SECURITY LENDING

       Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Funds receive collateral with a market value not less than 102% for domestic securities and 105% for foreign securities of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.



   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

       In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.



       Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.



   At March 31, 2007, the Worldwide Strategies Fund held securities issued by various companies in the financial sector comprising 25% of the total net assets of the Fund.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Equity Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date May 29, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date May 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date May 29, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.